Retirement Benefits Plan - Additional information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Employee benefits [Abstract]
Total cost charged to profit or loss	$ 30	$ 36